Fees Summary	Aug. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,166,500
Previously Paid Amount	0.00
Total Fee Amount	637.89
Total Offset Amount	0.00
Net Fee	637.89
Narrative - Max Aggregate Offering Price	$ 4,166,500
Final Prospectus	true